Investments under Resale Agreements and Obligations under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2019
Investments Under Resale Agreements And Obligations Under Repurchase Agreements
Schedule of selling financial instruments

The Bank raises funds by selling financial instruments and committing itself to buy them back at future dates, plus interest at a predetermined rate. As of December 31, 2019 and 2018, obligations related to instruments sold under repurchase agreements are as follows:

	As of December 31,
	2019				2018
	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Securities from Chilean Government and the Chilean Central Bank:
Chilean Central Bank Bonds	-	-	-	-	48,307	-	-	48,307
Chilean Central Bank Notes	-	-	-	-	-	-	-	-
Other securities from the Government and the Chilean Central Bank	379,891	33	-	379,924	110	-	-	110
Subtotal	379,891	33	-	379,924	48,417	-	-	48,417
Instruments from other domestic institutions:
Time deposits in Chilean financial institutions	127	4	-	131	128	-	-	128
Subtotal	127	4	-	131	128	-	-	128
Instruments from other foreign institutions:
Securities from Government or foreign Central Banks	-	-	-	-	-	-	-	-
Subtotal	-	-	-	-	-	-	-	-

Total	380,018	37	-	380,055	48,545	-	-	48,545

Schedule of portfolio of collateral associated with repurchase agreements at fair value
Below is the detail by portfolio of collateral associated with repurchase agreements as of December 31, 2019 and 2018, valued at fair value:

	As of December 31,
	2019			2018
	Available for sale portfolio	Trading portfolio	Total	Available for sale portfolio	Trading portfolio	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean Central Bank and Government securities:
Chilean Central Bank Bonds	-	-	-	49,040	-	49,040
Chilean Central Bank Notes	-	-	-	-	-	-
Other securities from the Government and the Chilean Central Bank	379,924	-	379,924	109	-	109
Subtotal	379,924	-	379,924	49,149	-	49,149
Other Chilean securities:
Time deposits in Chilean financial institutions	131	-	131	132	-	132
Subtotal	131	-	131	132	-	132
Instruments from other foreign institutions:
Securities from Government or foreign Central Banks	-	-	-	-	-	-
Subtotal	-	-	-	-	-	-

Total	380,055	-	380,055	49,281	-	49,281